Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
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Fair Value Measurement of the Granted Options and Rights

Parameters used to determine fair value—Tim Participações S.A.

Plan/parameter	Exercise price (reais)	Nominal value (reais)	Volatility	Period	Expected dividends (reais)	Risk-free interest rate
Stock Option Plan 2011	8.84		51.73%	6 years	—	11.94% per annum
Stock Option Plan 2012	8.96		50.46%	6 years	—	8.89% per annum
Stock Option Plan 2013	8.13		48.45%	6 years	—	10.66% per annum
Stock Option Plan 2014	13.42		44.60%	6 years	—	10.66% per annum
Stock Option Plan 2015	8.45		35.50%	6 years	—	16.10% per annum
Stock Option Plan 2016	8.1		36.70%	6 years	—	11.73 per annum
2018-2020 Plan		14.41		3 years	—	n.a.

Parameters used to determine fair value—INWIT S.p.A.

Plans/Parameters	Exercise price (euro)	Nominal value (euro) (1)	Volatility	Period	Expected dividends (euro)	Interest rate
INWIT LTI 2018-2020	0	6.208	n.a.	3 years	0.19	-0.1 annual

(1)

Arithmetic mean of the official prices of the INWIT S.p.A. ordinary shares recognized on the Electronic Stock Exchange organized and managed by Borsa Italiana S.p.A. over the 30 calendar days prior to the date of the Board of Directors meeting held November 6, 2018 (October 6, 2018—November 5, 2018).